PENSION AND OTHER POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2016
Defined Benefit Plans
Schedule of one-percentage-point change in assumed health care cost trend rates

(In millions)	One-percentage-point Increase	One-percentage-point Decrease

Effect on total of service and interest cost components	$.01	$(.01)
Effect on postretirement benefit obligations	.3	(.3)

Schedule of plan benefit obligations

	Pension Benefits				U.S. Postretirement Health Benefits
	2016		2015		2016	2015
(In millions)	U.S.	Int'l	U.S.	Int'l

Change in projected benefit obligations
Projected benefit obligations at beginning of year	$1,088.9	$674.7	$1,161.1	$737.1	$5.9	$8.0
Service cost	.4	13.9	.4	13.8	–	–
Interest cost	34.4	16.4	45.8	17.3	.2	.2
Participant contribution	–	2.9	–	3.1	.5	.8
Amendments	–	(.6)	–	(.7)	–	–
Actuarial loss (gain)	39.1	123.8	(58.3)	(1.4)	(.2)	(1.4)
Plan transfers	–	–	–	2.5	–	–
Acquisition (1)	–	14.6	–	–	–	–
Benefits paid	(59.9)	(21.8)	(60.1)	(19.0)	(1.4)	(1.7)
Curtailments	–	(.3)	–	(2.7)	–	–
Settlements (2)	(69.2)	–	–	(13.3)	–	–
Foreign currency translation	–	(60.7)	–	(62.0)	–	–

Projected benefit obligations at end of year	$1,033.7	$762.9	$1,088.9	$674.7	$5.0	$5.9

Accumulated benefit obligations at end of year	$1,033.7	$704.8	$1,088.9	$625.4

(1)	In connection with the Mactac acquisition completed in August 2016, we assumed benefit obligations associated with two defined benefit plans in Belgium.
(2)	In 2016, settlements were related to the lump-sum pension payments associated with the ADPP.

Schedule of plan assets

	Pension Benefits				U.S. Postretirement Health Benefits
	2016		2015		2016	2015
(In millions)	U.S.	Int'l	U.S.	Int'l

Change in plan assets
Plan assets at beginning of year	$704.9	$552.1	$778.9	$618.1	$–	$–
Actual return on plan assets	42.9	79.4	(28.3)	(7.4)	–	–
Plan transfers	–	–	–	(.3)	–	–
Acquisition (1)	–	8.9	–	–	–	–
Employer contributions	53.4	13.8	14.4	14.3	.9	.9
Participant contributions	–	2.9	–	3.1	.5	.8
Benefits paid	(59.9)	(21.8)	(60.1)	(19.0)	(1.4)	(1.7)
Settlements (2)	(69.2)	–	–	(4.6)	–	–
Foreign currency translation	–	(51.1)	–	(52.1)	–	–

Plan assets at end of year	$672.1	$584.2	$704.9	$552.1	$–	$–

(1)	In connection with the Mactac acquisition completed in August 2016, we assumed plan assets associated with two defined benefit plans in Belgium.
(2)	In 2016, settlements were related to the lump-sum pension payments associated with the ADPP.

Schedule of funded status

	Pension Benefits				U.S. Postretirement Health Benefits
	2016		2015		2016	2015
(In millions)	U.S.	Int'l	U.S.	Int'l

Funded status of the plans
Other accrued liabilities	$(13.5)	$(2.0)	$(13.4)	$(2.2)	$(.8)	$(1.2)
Long-term retirement benefits and other liabilities (1)	(348.1)	(176.7)	(370.6)	(120.4)	(4.2)	(4.7)

Plan assets less than benefit obligations	$(361.6)	$(178.7)	$(384.0)	$(122.6)	$(5.0)	$(5.9)

(1)	In accordance with our funding strategy, we have the option to fund certain of these liabilities with proceeds from our corporate-owned life insurance policies.

Schedule of weighted-average assumptions used to determine year-end benefit obligations

	Pension Benefits						U.S. Postretirement Health Benefits
	2016		2015		2014		2016	2015	2014
	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Weighted-average assumptions used to determine year-end benefit obligations
Discount rate	4.25%	2.12%	4.55%	2.95%	4.00%	2.54%	3.95%	4.13%	3.50%
Compensation rate increase	–	2.27	–	2.21	–	2.22	–	–	–

Schedule of pre-tax amounts, recognized in "Accumulated other comprehensive loss"

	Pension Benefits				U.S. Postretirement Health Benefits
	2016		2015		2016	2015
(In millions)	U.S.	Int'l	U.S.	Int'l

Net actuarial loss	$564.2	$213.6	$585.5	$171.9	$18.5	$20.4
Prior service cost (credit)	17.5	(4.9)	18.7	(4.9)	(16.4)	(19.6)
Net transition obligation	–	.2	–	.3	–	–

Net amount recognized in accumulated other comprehensive loss	$581.7	$208.9	$604.2	$167.3	$2.1	$.8

Schedule of pretax amounts, including that of discontinued operations, recognized in "Other comprehensive loss (income)"

	Pension Benefits						U.S. Postretirement Health Benefits
	2016		2015		2014		2016	2015	2014
(In millions)	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Net actuarial loss (gain)	$39.1	$48.9	$21.1	$11.3	$135.6	$51.3	$(.2)	$(1.4)	$.3
Prior service (credit) cost	–	(.6)	–	(.7)	–	(7.3)	–	–	–
Amortization of unrecognized:
Net actuarial loss	(19.0)	(7.0)	(20.0)	(9.4)	(16.2)	(5.2)	(1.7)	(2.2)	(2.8)
Prior service (cost) credit	(1.2)	.4	(1.2)	.3	(1.2)	(.4)	3.2	3.3	3.3
Net transition obligation	–	(.1)	–	–	–	–	–	–	–
Curtailments	–	–	–	.2	–	(.6)	–	–	–
Settlements	(41.4)	–	–	(4.3)	(.6)	(.4)	–	–	–

Net amount recognized in other comprehensive (income) loss	$(22.5)	$41.6	$(.1)	$(2.6)	$117.6	$37.4	$1.3	$(.3)	$.8

Schedule of components of net periodic benefit cost (credit)

	Pension Benefits						U.S. Postretirement Health Benefits
	2016		2015		2014		2016	2015	2014
(In millions)	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Service cost	$.4	$13.9	$.4	$13.8	$.4	$12.9	$–	$–	$–
Interest cost	34.4	16.4	45.8	17.3	47.9	23.8	.1	.3	.3
Actuarial (gain) loss	(.2)	–	.4	–	4.0	–	–	–	–
Expected return on plan assets	(42.7)	(21.4)	(51.5)	(21.5)	(51.9)	(26.0)	–	–	–
Amortization of actuarial loss	19.0	7.0	20.0	9.4	16.2	5.2	1.7	2.2	2.8
Amortization of prior service cost (credit)	1.2	(.4)	1.2	(.3)	1.2	.4	(3.2)	(3.3)	(3.3)
Amortization of transition obligation	–	.1	–	–	–	–	–	–	–
Recognized (gain) loss on curtailments	–	(.2)	–	(.2)	–	.6	–	–	–
Recognized loss on settlements(1)	41.4	–	–	4.3	.6	.4	–	–	–

Net periodic benefit cost (credit)	$53.5	$15.4	$16.3	$22.8	$18.4	$17.3	$(1.4)	$(.8)	$(.2)

(1)

In 2016, we recognized a loss on settlements related to the ADPP as a result of making the lump-sum pension payments described above. In 2015, we recognized a loss on settlements related to pension plans in Germany and France as a result of the sale of a product line in our RBIS reportable segment. We also recognized a loss on settlements for events in Switzerland in 2015 and 2014. These losses on settlements were recorded in "Other expense, net" in Consolidated Statements of Income.

Schedule of weighted-average assumptions used to determine net periodic cost

	Pension Benefits						U.S. Postretirement Health Benefits
	2016		2015		2014		2016	2015	2014
	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Discount rate	4.55%	2.95%	4.00%	2.54%	4.85%	3.88%	4.13%	3.50%	3.45%
Expected return on assets	7.25	4.14	7.50	4.27	7.75	4.82	–	–	–
Compensation rate increase	–	2.24	–	2.22	–	2.24	–	–	–

Schedule of defined benefit plan contributions
(In millions)

U.S.	$13.8
Int'l	13.0
U.S. postretirement health benefits	.8

Schedule of anticipated future benefit payments

	Pension Benefits		U.S. Postretirement Health Benefits
(In millions)	U.S.	Int'l

2017	$61.6	$16.0	$.8
2018	83.2	16.7	.5
2019	58.9	20.1	.5
2020	59.1	19.2	.4
2021	60.7	19.5	.4
2022 - 2026	305.1	120.0	1.5

Schedule of estimated amortization of amounts, included in "Accumulated other comprehensive loss"

	Pension Benefits		U.S. Postretirement Health Benefits
(In millions)	U.S.	Int'l

Net actuarial loss	$18.4	$10.1	$1.6
Prior service cost (credit)	.9	(.4)	(3.3)
Net transition obligation	–	.1	–

Net loss (gain) to be recognized	$19.3	$9.8	$(1.7)

U.S.
Defined Benefit Plans
Schedule of fair value of plan assets

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

2016
Cash	$–	$–	$–	$–
Pooled funds – liability hedging portfolio (1)	269.0
Pooled funds – growth portfolio (1)	403.1

Total U.S. plan assets	$672.1

2015
Cash	$–	$–	$–	$–
Pooled funds – liability hedging portfolio (1)	335.9
Pooled funds – growth portfolio (1)	368.9
Other assets (2)	.1

Total U.S. plan assets	$704.9

(1)

Pooled funds that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to reconcile to total U.S. plan assets.

(2)	Includes accrued recoverable taxes.

Int'l
Defined Benefit Plans
Schedule of fair value of plan assets

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

2016
Cash	$3.0	$3.0	$–	$–
Insurance contracts	30.5	–	–	30.5
Pooled funds – fixed income securities (1)	284.2
Pooled funds – equity securities (1)	223.4
Pooled funds – other investments (1)	43.1

Total international plan assets at fair value	$584.2

2015
Cash	$.8	$.8	$–	$–
Insurance contracts	21.4	–	–	21.4
Pooled funds – fixed income securities (1)	275.7
Pooled funds – equity securities (1)	218.1
Pooled funds – other investments (1)	36.1

Total international plan assets at fair value	$552.1

(1)

Pooled funds that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to reconcile to total international plan assets.

Schedule of reconciliation of Level 3 assets

Level 3 Assets
(In millions)	Insurance Contracts

Balance at January 2, 2016	$21.4
Acquisition (1)	8.9
Net realized and unrealized gain	.5
Purchases	2.6
Settlements	(1.5)
Impact of changes in foreign currency exchange rates	(1.4)

Balance at December 31, 2016	$30.5

(1)	In connection with the Mactac acquisition completed in August 2016, we assumed plan assets associated with two defined benefit plans in Belgium.